April 1, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Small Cap Index Fund and BlackRock International Index Fund, each of BlackRock Index Funds, Inc.

Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(Securities Act File No. 333-15265, Investment Company Act File No. 811-7899)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Small Cap Index Fund and BlackRock International Index Fund (the “Funds”), each of BlackRock Index Funds, Inc. (the “Registrant”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on March 31, 2011.

Sincerely,

BlackRock Index Funds, Inc.

/s/ Ben Archibald

Ben Archibald

Assistant Secretary of the Registrant